Submission	Feb. 27, 2026
Submission [Line Items]
Central Index Key	0000844150
Registrant Name	NatWest Group plc
Registration File Number	333-284008
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A